Financial risk management (Details 9) $ in Millions	6 Months Ended
Jun. 30, 2026 USD ($)
Later than one year [member]
IfrsStatementLineItems [Line Items]
Expected realization	$ (4,384)
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Expected realization	(8,861)
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Expected realization	(5,008)
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Expected realization	(4,251)
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Expected realization	683
Later than five years [member]
IfrsStatementLineItems [Line Items]
Expected realization	5,926
Average [Member]
IfrsStatementLineItems [Line Items]
Expected realization	$ (15,895)